TAXATION (Tables)	12 Months Ended
Jul. 31, 2022
TAXATION (Tables)
Disclosure of information about income reconciliation of effective tax rate
	Years ended July 31,
Reconciliation of effective tax rate	2022	2021	2020
Income (loss) for the period	$(995,066)	$(79,967)	$2,524,763
Income tax expense	–	–	–
Income (loss) excluding income tax	(995,066)	(79,967)	2,524,763
Income tax expense (recovery) using the Company’s domestic tax rate	(269,000)	(22,000)	682,000
Effect of tax rates in foreign jurisdictions	1,000	1,000	–
Non-deductible expenses and other	134,000	1,000	10,000
Difference in statutory tax rates and deferred tax rates	–	–	(2,000)
Change in unrecognized temporary differences	134,000	56,000	(690,000)
Current tax expense	$–	$36,000	$–

Disclosure of information about provision for deferred tax assets
Expiry:	Tax Losses	Resource Pools	Equipment and Other
Within one year	$-	$-	$-
One to five years	12,000	-	3,000
After five years	3,918,000	-	82,000
No expiry date	-	4,428,000	114,000
Total	$3,930,000	$4,428,000	$199,000